SIGNIFICANT EVENTS DURING THE REPORTING PERIOD (Tables)	6 Months Ended
Jun. 30, 2026
Significant Events During Reporting Period [Abstract]
Disclosure of credit facilities from bank institution and others [Table Text Block]
	June 30,	December 31,
	2026	2025
	(Unaudited)

Overdraft and credit from bank institution	$2,005	$2,293
Credit from non-financial institutions	9,625	8,470
Selected Trade Receivables	435	4,506

	$12,065	$15,269

Disclosure of reconciliation of carrying amount of credit facilities [Table Text Block]
	June 30,	December 31,
	2026	2025
	(Unaudited)

Opening balance	$15,269	$15,611
Loans principal received	3,151	3,271
Loans principal repaid	(2,092)	(1,810)
Debt restructuring	(482)	-
Settlement in exchange for convertible promissory notes issued (Note 3B1)	(1,423)	-
Reclassification of convertible debentures as credit	675	-
Amortization of discount expenses	-	169
Change in receivables checks	(4,184)	(2,536)
Foreign exchange translation reserve	1,151	564

Closing balance	$12,065	$15,269

Disclosure of reconciliation of total fair value of liabilities [Table Text Block]
	Note	Second Note	Third Note	Fourth Note	Fifth Note	Total

Balances at January 1, 2026	$-	$-	$-	$-	$-	$-
Issued (*)	3,293	1,359	584	714	568	6,518
Conversion (**)	(2,369)	(962)	(39)	-	-	(3,370)
Changes in fair value	(888)	(380)	(98)	(122)	(138)	(1,626)
Foreign exchange translation reserve	1	-	10	29	14	54
Balances at June 30, 2026 (***)	$37	$17	$457	$621	$444	$1,576

(*)	The following table summarizes the observable inputs used in valuation of liability related to Notes under Monte Carlo model for each applicable issuance date:

(**)
During the period of six months ended June 30, 2026, the Company issued 8,225,907 common shares upon partial conversion of H1 Notes in total amount of US$2,441 thousand (approximately $3,370) at an average exercise price of US$0.297 per share. For more information regarding additional conversion of Notes, see Note 8B below

(***)
The fair value of liability related to Notes was measured by using Monte Carlo model in which key assumptions that have been used are as follows: risk-free interest rate of 4.37%, expected volatility of 138.75% and expected term of 1.25 year.

Disclosure of observable inputs used in valuation of liability [Table Text Block]
	Note	Second Note	Third Note	Fourth Note	Fifth Note

Expected volatility (%)	133.67%	133.67%	138.75%	141.87%	137.49%
Risk-free interest rate (%)	3.91%	3.91%	4.37%	4.28%	4.26%
Expected term (years)	1.5	1.5	1.5	1.5	1.5

Fair value of convertible note issued (in CAD)	3,293	1,359	584	714	568